Inventories	6 Months Ended
Dec. 31, 2019
Inventories
Inventories

19         Inventories

	31 December	30 June	31 December
	2019	2019	2018
	£’000	£’000	£’000
Finished goods	2,535	2,130	2,610

The cost of inventories recognized as an expense and included in operating expenses for the six months ended 31 December 2019 amounted to £4,888,000 (year ended 30 June 2019: £8,664,000; six months ended 31 December 2018: £4,769,000).